Income Taxes (Details) - Schedule of federal income tax rate (benefit) to the company's effective tax rate - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statutory federal income tax rate/benefit					21.00%	21.00%
Permanent items					(14.00%)	(2.00%)
State taxes / State taxes, net of federal tax benefit					2.00%	3.00%
Change in valuation allowance					(9.00%)	(17.00%)
Change in state tax rate					0.00%	0.00%
Other					0.00%	0.00%
Effective tax rate					0.00%	4.00%
Statutory federal income tax benefit					$ (3,248,385)	$ (2,182,128)
Permanent items					2,117,591	258,449
State taxes, net of federal tax benefit					(327,095)	(317,955)
Change in valuation allowance					1,435,042	1,817,277
Change in state tax rate					13,055	18,481
Other					9,792	(3,582)
Effective tax rate			$ 17,081	$ 15,382	$ 0	$ (409,458)
7GC Co Holdings INC [Member]
Statutory federal income tax rate/benefit					21.00%	21.00%
State taxes / State taxes, net of federal tax benefit					7.00%	0.00%
Change in fair value of derivative warrant liabilities					(28.10%)	(25.80%)
Change in rate on deferred tax asset					(1.80%)	0.00%
Change in valuation allowance					9.50%	4.80%
Effective tax rate					7.60%	0.00%
Effective tax rate	$ 10,424	$ 212,639	$ 243,374	$ 223,703	$ 765,554